Cash at Banks (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of Cash and Banks [Abstract]
Schedule of cash and cash equivalents
	30 June 2022	31 December 2021
	USD ’000	USD ’000

Cash and bank balances*	149,868	205,866
Deposits with original maturities of three months or less	64,045	36,280
	213,913	242,146

*	This item includes restricted cash in the amount of USD 5,400 thousand placed in a trust account in favor of the National Association of Insurance Commissioners (NAIC) to secure policyholders’ obligations in relation to US surplus and excess lines business licensed effective 1 April 2020 (31 December 2021: USD 5,400 thousand). In addition, this item includes a restricted call deposit in the amount of USD 5,000 thousand (31 December 2021: USD 5,000 thousand a deposit with original maturity over three months and less than one year) placed in favor of the Group as collateral against reinsurance arrangements. The interest earned on this deposit is recognised as a liability and transferred to the reinsurance company on a semi-annual basis.

Schedule of term deposits
	30 June 2022	31 December 2021
	USD ’000	USD ’000
Deposits with original maturities over three months and less than one year	111,374	136,278
Deposits with original maturities over one year	43,749	43,688
	155,123	179,966